PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                          SUPPLEMENT -- March 26, 2003*


Fund (date)                                Prospectus Form #     SAI Form #
AXP(R) Bond Fund (Oct. 30, 2002)             S-6495-99 V         S-6495-20 V
AXP(R) Extra Income Fund (July 30, 2002)     S-6370-99 V         S-6370-20 V
AXP(R) Federal Income Fund (July 30, 2002)   S-6042-99 W         S-6042-20 W

The following FUND NAME changes will be effective on or about June 27, 2003.

Old Name                                  New Name
AXP(R) Bond Fund                          AXP(R) Diversified Bond Fund
AXP(R) Extra Income Fund                  AXP(R) High Yield Bond Fund
AXP(R) Federal Income Fund                AXP(R) Short Term U.S. Government Fund




S-6495-1 A (3/03)
* Valid until next prospectus update

Destroy Oct. 30, 2003